Warrants (Tables)	12 Months Ended
Dec. 31, 2021
Warrants
Schedule of Fair Value Measurement Warrant

The assumptions used to measure the fair value of the warrant as of its issuance date were as follows:

Inputs
Warrants Granted	17,355,700
Stock Price	$0.65
Exercise Price	$0.78
Term, expected life of options in years	30.00
Volatility	322.8%
Annual Rate of Quarterly Dividends	0.00%
Risk Free Interest Rate	0.515%